Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Cash Flows from Operating activities:
Net loss	$ (1,192)	$ (16,875)	$ (22,815)	$ (18,296)	$ (14,269)
Adjustments to reconcile net loss to net cash provided by operating activities:
Accounts receivable allowances	11,573	12,487	20,392	18,286	12,902
Depreciation of property and equipment	24,597	20,931	28,400	25,400	23,800
Depreciation and amortization			28,742	25,753	24,118
Amortization of intangible assets	29,184	28,745	37,953	37,600	36,885
Amortization and write-off of original issue discount and initial purchasers discount	4,829	6,659	7,101	2,946	2,956
Amortization and write-off of financing costs	2,749	9,707	10,523	2,851	2,395
Stock-based compensation	3,761	103	895	273	672
Deferred income taxes	2,437	(4,382)	(12,848)	(10,951)	(15,038)
Deferred income taxes			(13,266)	(12,212)	(16,103)
Loss on disposal of assets	422	463	385	165	283
Gain on changes in derivative fair value	0	(884)	(33)	0	0
Non-cash impairment charge	10,611	1,310	3,605	6,344	955
Net change in fair value of contingent liabilities	317	0
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	(20,381)	(10,645)	(16,817)	(9,249)	(33,092)
Other assets	(12,489)	6,057	4,369	553	(2,087)
Accounts payable	87	(1,069)	(4,279)	(5,930)	5,961
Accrued payroll and related costs	(1,397)	15,562	18,836	5,330	3,324
Other accrued liabilities	(7,967)	8,814	9,079	(2,719)	6,562
Other long-term liabilities	3,573	(10,316)	(754)	4,043	(2,211)
Net cash provided by operating activities	50,714	66,667	83,916	55,738	29,251
Cash Flows from Investing activities:
Acquisition of businesses, net of cash acquired	(38,738)	(15,178)	(53,699)	(9,275)	(16,544)
Purchases of property and equipment	(30,310)	(24,271)	(35,295)	(31,901)	(29,995)
Changes in restricted cash	446	(1,156)	(1,137)	327	(198)
Proceeds from sale of assets	1,068	894	1,207	1,472	4,075
Net cash used in investing activities	(67,534)	(39,711)	(88,924)	(39,377)	(42,662)
Cash Flows from Financing activities:
Issuance of long term-debt, net of original issue discount	54,450	598,500	598,500	30,000	0
Repayments of long-term debt	(216,778)	(586,026)	(587,525)	(5,525)	(5,300)
Proceeds from borrowings under senior revolver	206,700	9,300	9,300	469,400	679,200
Repayments of borrowings under senior revolver	(206,700)	(9,300)	(9,300)	(488,400)	(660,200)
Repayments of capital lease obligations	(334)	(311)	(430)	(434)	(399)
Dividend to NMH Investment	0	(110)	(110)	(39)	(75)
Payments of financing costs	0	(10,923)	(10,923)	(2,048)	(78)
Proceeds from the issuance of common stock, net of offering costs			182,203	0	0
Net cash (used in) provided by financing activities	(162,662)	1,130	181,715	2,954	13,148
Net (decrease) increase in cash and cash equivalents	(179,482)	28,086	176,707	19,315	(263)
Cash and cash equivalents at beginning of period	196,147	19,440	19,440	125	388
Cash and cash equivalents at end of period	16,665	47,526	196,147	19,440	125
Supplemental disclosure of cash flow information
Cash paid for interest	29,508	42,666	64,155	71,670	73,110
Cash paid for call premium on redemption of senior notes	11,688	2,375
Cash paid for income taxes	1,498	393	632	1,665	441
Supplemental disclosure of non-cash investing activities:
Accrual for acquisition paid in July 2014	0	1,500	2,400	0	0
Accrued property and equipment	996	646	966	919	2,093
Fair value of contingent consideration related to acquisitions	$ 6,100	$ 0
Capital lease obligation incurred to acquire assets			$ 0	$ 0	$ 2,434